MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST
LETTER TO THE SHAREHOLDERS July 31, 1999

Two World Trade Center, New York, New York 10048


DEAR SHAREHOLDER:

We are pleased to present the annual letter to shareholders of Morgan Stanley Dean Witter Total Return Trust, formerly TCW/DW Total Return Trust, for the twelve-month period ended July 31, 1999.

At a special meeting held on June 8, 1999, shareholders of TCW/DW Total Return Trust approved several proposals (see below) related to an overall consolidation of the TCW/DW Family of Funds and the Morgan Stanley Dean Witter Family of Funds. Accordingly, on June 28, 1999, TCW/DW Total Return Trust became part of the Morgan Stanley Dean Witter Family of Funds and was renamed Morgan Stanley Dean Witter Total Return Trust.

Among the proposals approved by shareholders were a new investment management agreement between the Fund and Morgan Stanley Dean Witter Advisors Inc. (MSDW Advisors) and a new sub-advisory agreement between MSDW Advisors and TCW Funds Management, Inc. (TCW). Under the new investment management agreement, MSDW Advisors serves as the investment manager for the Fund. The advisory fee rate that MSDW Advisors charges the Fund is identical to the total aggregate fee rate that was in effect under the previous management and advisory agreements. In return for the services that TCW will render under the new sub-advisory agreement, MSDW Advisors pays TCW monthly compensation equal to 40 percent of the compensation it receives under the new investment management agreement.


MARKET OVERVIEW

During the 12-month period ended July 31, 1999, the U.S. stock market experienced dramatic price fluctuations. Beginning in July 1998, concerns regarding emerging economies in Asia, Latin America and Russia caused a sharp decline in stock prices (down 18.2 percent from the high) that continued until early October. The stock market rallied in the fall as the Federal Reserve Board, along with most major central banks, eased

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST
LETTER TO THE SHAREHOLDERS July 31, 1999, continued


interest rates. While market volatility continued throughout the first seven months of 1999, the S&P 500 has rebounded 38 percent from the low reached October 8, 1998.

During the first half of 1999, U.S. corporate earnings were impressive reflecting strong domestic economic growth. During the second quarter of 1999, 60 percent of companies in the S&P 500 exceeded Wall Street's earnings estimates. In addition, Asia and Europe are beginning to show signs of economic growth. This should further increase the earnings growth rate for U.S. companies.


PERFORMANCE

For the 12-month period ended July 31, 1999, the Fund's Class B shares returned
27.04 percent compared to 13.07 percent for the Lipper Growth and Income Funds Index and 20.21 percent for the broad-based S&P 500. For the same period the Fund's Class A, C and D shares returned 27.78 percent, 27.33 percent and 28.08 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. The accompanying chart compares the Fund's performance with that of the Lipper and S&P 500 indexes.


PORTFOLIO STRATEGY

Equity selection is based on a combination of reasonable value and earnings growth potential. TCW firmly believes that earnings and cash flow growth drive stock prices; however, the sub-advisor does not believe in growth at any price. The Fund's focus is to seek undervalued stocks poised for significant earnings improvement. TCW looks for companies that are generating improving returns on invested capital. This leads the sub-advisor to a combination of out-of-favor cyclical stocks and undervalued growth stocks. This approach has led TCW to invest in the following sectors.

Energy. With crude oil prices hovering near $11 per barrel in January, the Fund took advantage of undervalued energy stocks and increased its exposure to that sector. The primary focus was in the oil services industry, which now represents more than 8 percent of the Fund's portfolio. The Fund's overall energy weighting is currently 16 percent, compared to 8 percent for the S&P
500. This move benefited the Fund's overall performance, as the energy sector rebounded when oil prices increased sharply during the first half of 1999.

Aerospace. During the first six months of 1999, the Fund's aerospace holdings, which benefited from increased merger and acquisition activity within the sector, contributed strongly to the Fund's overall investment returns. Among the Fund's aerospace positions were Sundstrand, Honeywell, Coltec and Wyman-Gordon.

Technology. Approximately 25 percent of the Fund's assets is allocated to technology stocks. Today technology represents 10 percent of U.S. GDP. During the next five to ten years, TCW anticipates this

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST
LETTER TO THE SHAREHOLDERS July 31, 1999, continued


figure to increase to 15 to 20 percent of U.S. GDP. The technology companies in the Fund's portfolio are dominant in their respective businesses. These companies include Intel, Microsoft, Cisco Systems, Motorola, Texas Instruments, Applied Materials, Dell and Siebel Systems.

Financial Services. Many financial services companies are currently undervalued. However, TCW believes that the long-term outlook for the financial services sector is encouraging. Technology and demographics are driving demand for investment advice and credit card and insurance products. Within this sector, the Fund's holdings include Merrill Lynch, Goldman Sachs, Citigroup, Wells Fargo, Indymac, T. Rowe Price, American International Group, American Express, J. P. Morgan and Marsh & McLennan.

Pharmaceuticals. TCW believes that pharmaceutical stocks are attractive, due to a surge of new products and strong unit demand driven by demographics and FDA reforms. Strong cash flow, stable balance sheets and stock buybacks should enhance the outlook for the sector in the months ahead. Among the Fund's pharmaceutical holdings are Merck, Lilly, Schering-Plough, and Warner-Lambert.


LOOKING AHEAD

Strong economic growth, low inflation, and falling or stable interest rates provide a nearly ideal environment for investing in U.S. stocks. During the second quarter, the rise in interest rates removed one of the positive elements of an otherwise favorable environment for equities. However, strong economic growth and low inflation remain intact.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is the President and Chief Operating Officer of Asset Management for Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's investment manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

We appreciate your ongoing support of Morgan Stanley Dean Witter Total Return Trust and look forward to continuing to serve your investment needs and objectives.

Very truly yours,


/s/ Charles A. Fiumefreddo                  /s/ Mitchell M. Merin
CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN
Chairman of the Board                       President

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST
RESULTS OF SPECIAL MEETING


                                     * * *
On June 8, 1999, a special meeting of the Fund's shareholders was held for the purpose of voting on three separate matters, the results of which were as follows:

(1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND MORGAN STANLEY DEAN WITTER ADVISORS INC.:

    For ...............   4,583,353
    Against ...........     103,359
    Abstain ...........     622,496

(2) APPROVAL OF A NEW SUB-ADVISORY AGREEMENT BETWEEN MORGAN STANLEY DEAN WITTER ADVISORS INC. AND TCW FUNDS MANAGEMENT, INC.:

    For ...............   4,553,014
    Against ...........     105,834
    Abstain ...........     650,360

(3) ELECTION OF TRUSTEES:

Michael Bozic
    For ................  5,004,210
    Withheld ...........    304,998
Charles A. Fiumefreddo
    For ................  5,011,817
    Withheld ...........    297,391
Edwin J. Garn
    For ................  5,012,129
    Withheld ...........    297,079
Wayne E. Hedien
    For ................  5,016,606
    Withheld ...........    292,602
Manuel H. Johnson
    For ................  5,009,179
    Withheld ...........    300,029
Michael E. Nugent
    For ................  5,017,476
    Withheld ...........    291,732
Philip J. Purcell
    For ................  5,018,875
    Withheld ...........    290,333
John L. Schroeder
    For ................  5,000,292
    Withheld ...........    308,916

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST
FUND PERFORMANCE July 31, 1999


GROWTH OF $10,000 -- CLASS B SHARES
($ in Thousands)


     Date                TOTAL            S&P 500         LIPPER
     ----                -----            -------         ------
November 30, 1994       $10,000           $10,000         $10,000
  July 31, 1995         $11,904           $12,610         $12,179
  July 31, 1996         $12,883           $14,692         $13,778
  July 31, 1997         $19,539           $22,342         $19,858
  July 31, 1998         $21,151           $26,649         $22,075
  July 31, 1999         $26,670(3)        $32,034         $24,960

          -- Fund              -- S&P 500(4)              -- Lipper(5)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                       CLASS B SHARES*
--------------------------------------------------------------
PERIOD ENDED 7/31/99
----------------------------
1 Year                             27.04%(1)        22.04%(2)
Since Inception (11/30/94)         23.60%(1)        23.40%(2)

                      CLASS C SHARES++
-------------------------------------------------------------
PERIOD ENDED 7/31/99
---------------------------
1 Year                            27.33%(1)        26.33%(2)
Since Inception (7/28/97)         19.14%(1)        19.14%(2)

                      CLASS A SHARES+
-------------------------------------------------------------
PERIOD ENDED 7/31/99
---------------------------
1 Year                            27.78%(1)        21.07%(2)
Since Inception (7/28/97)         19.80%(1)        16.63%(2)

               CLASS D SHARES#
---------------------------------------------
PERIOD ENDED 7/31/99
---------------------------
1 Year                            28.08%(1)
Since Inception (7/28/97)         20.08%(1)


---------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value after the deduction of a 2% contingent deferred sales charge
    (CDSC), assuming a complete redemption on July 31, 1999.

(4) The Standard & Poor's 500 Stock Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(5) The Lipper Growth and Income Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Growth and Income Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

* The maximum CDSC for Class B is 5.0%. The CDSC declines to 0% after six years.

+   The maximum front-end sales charge for Class A is 5.25%.

++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.

#   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST
PORTFOLIO OF INVESTMENTS July 31, 1999


NUMBER OF
  SHARES                                                          VALUE
--------------------------------------------------------------------------------
                COMMON STOCKS (97.0%)
                Aerospace (8.2%)
109,900         Boeing Co. ................................   $  4,986,712
  8,400         Northrop Grumman Corp. ....................        605,850
  1,785         United Technologies Corp. .................        119,037
  1,000         Honeywell, Inc. ...........................        119,812
567,700         Wyman-Gordon Co.* .........................     10,821,781
                                                              ------------
                                                                16,653,192
                                                              ------------
                Air Freight/Delivery Services (1.1%)
 49,000         FDX Corp.* ................................      2,195,812
                                                              ------------
                Auto Parts: O.E.M. (2.2%)
249,298         Delphi Automotive Systems Corp.                  4,487,364
                                                              ------------
                Beverages -- Non-Alcoholic (2.5%)
  2,000         Coca Cola Co. .............................        120,625
127,850         PepsiCo, Inc. .............................      5,002,131
                                                              ------------
                                                                 5,122,756
                                                              ------------
                Computer Communications (3.4%)
111,150         Cisco Systems, Inc.* ......................      6,905,194
                                                              ------------
                Computer Hardware (2.3%)
113,200         Dell Computer Corp.* ......................      4,627,050
                                                              ------------
                Computer Software (6.2%)
 83,000         Microsoft Corp.* ..........................      7,117,250
 88,500         Siebel Systems, Inc.* .....................      5,215,969
                                                              ------------
                                                                12,333,219
                                                              ------------
                Discount Chains (2.2%)
103,400         Wal-Mart Stores, Inc. .....................      4,368,650
                                                              ------------
                Diversified Financial Services (2.2%)
 15,100         American Express Co. ......................      1,989,425
 57,000         Citigroup Inc. ............................      2,540,062
                                                              ------------
                                                                 4,529,487
                                                              ------------
                Electric Utilities (1.0%)
 31,000         Montana Power Co. .........................      2,098,312
                                                              ------------
                Electronic Production Equipment (1.1%)
 31,200         Applied Materials, Inc.* ..................      2,242,500
                                                              ------------
                Finance Companies (1.4%)
 13,500         Fannie Mae ................................        931,500
 32,000         Freddie Mac ...............................      1,836,000
                                                              ------------
                                                                 2,767,500
                                                              ------------
                Food Chains (2.7%)
111,500         Albertson's, Inc. .........................   $  5,540,156
                                                              ------------
                Insurance Brokers/Services (0.9%)
 25,100         Marsh & McLennan Companies,
                Inc. ......................................      1,907,600
                                                              ------------
                Integrated Oil Companies (7.8%)
 43,800         Chevron Corp. .............................      3,996,750
 72,100         Exxon Corp. ...............................      5,722,937
 95,600         Royal Dutch Petroleum Co. (ADR)
                  (Netherlands) ...........................      5,831,600
  3,600         Texaco, Inc. ..............................        224,325
                                                              ------------
                                                                15,775,612
                                                              ------------
                Investment Bankers/
                  Brokers/Services (2.2%)
  8,500         Goldman Sachs Group, Inc. .................        546,656
 57,800         Merrill Lynch & Co., Inc. .................      3,934,013
                                                              ------------
                                                                 4,480,669
                                                              ------------
                Investment Managers (1.3%)
 73,000         Price (T.) Rowe Associates, Inc. ..........      2,545,875
                                                              ------------
                Life Insurance (0.7%)
 28,300         Hartford Life, Inc. (Class A) .............      1,432,688
                                                              ------------
                Major Banks (1.7%)
  2,910         Bank of America Corp. .....................        193,151
 15,100         Morgan (J.P.) & Co., Inc. .................      1,930,913
 34,500         Wells Fargo & Co. .........................      1,345,500
                                                              ------------
                                                                 3,469,564
                                                              ------------
                Major Pharmaceuticals (5.5%)
  8,700         Johnson & Johnson .........................        801,488
 54,800         Lilly (Eli) & Co. .........................      3,596,250
 36,000         Merck & Co., Inc. .........................      2,436,750
 59,800         Schering-Plough Corp. .....................      2,930,200
 18,800         Warner-Lambert Co. ........................      1,240,800
                                                              ------------
                                                                11,005,488
                                                              ------------
                Major U.S. Telecommunications (2.2%)
 12,500         Ameritech Corp. ...........................        915,625
 59,850         AT&T Corp. ................................      3,108,459
  3,000         Bell Atlantic Corp. .......................        191,250
  2,700         GTE Corp. .................................        198,956
  1,400         SBC Communications, Inc. ..................         80,063
                                                              ------------
                                                                 4,494,353
                                                              ------------


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST
PORTFOLIO OF INVESTMENTS July 31, 1999, continued


 NUMBER OF
  SHARES                                                  VALUE
--------------------------------------------------------------------
             Media Conglomerates (1.0%)
  2,000      Disney (Walt) Co. .....................   $    55,250
 27,400      Time Warner Inc. ......................     1,972,800
                                                       -----------
                                                         2,028,050
                                                       -----------
             Military/Gov't/Technical (2.1%)
 61,000      Raytheon Co. (Class B) ................     4,289,063
                                                       -----------
             Motor Vehicles (0.9%)
 29,900      General Motors Corp. ..................     1,822,031
                                                       -----------
             Multi-Line Insurance (1.4%)
 23,750      American International Group, Inc.          2,757,969
                                                       -----------
             Multi-Sector Companies (1.9%)
 36,200      General Electric Co. ..................     3,945,800
                                                       -----------
             Oil/Gas Transmission (1.6%)
 79,300      Williams Companies, Inc. ..............     3,335,556
                                                       -----------
             Oilfield Services/Equipment (7.4%)
254,000      Baker Hughes Inc. .....................     8,842,375
131,700      Halliburton Co. .......................     6,074,663
                                                       -----------
                                                        14,917,038
                                                       -----------
             Package Goods/Cosmetics (0.1%)
  1,700      Procter & Gamble Co. ..................       153,850
                                                       -----------
             Paper (3.0%)
167,200      Fort James Corp. ......................     6,102,800
                                                       -----------
             Property -- Casualty Insurers (1.4%)
 21,900      Progressive Corp. .....................     2,797,725
                                                       -----------
             Real Estate Investment Trusts (2.3%)
300,600      Indymac Mortgage Holdings, Inc.             4,753,238
                                                       -----------
             Restaurants (4.0%)
112,800      McDonald's Corp. ......................     4,702,350
 83,210      Tricon Global Restaurants, Inc.* ......     3,385,607
                                                       -----------
                                                         8,087,957
                                                       -----------
             Semiconductors (5.4%)
 81,800      Intel Corp. ...........................     5,644,200
 35,000      Texas Instruments, Inc. ...............     5,040,000
                                                       -----------
                                                        10,684,200
                                                       -----------
             Telecommunications Equipment (3.9%)
 87,500      Motorola, Inc. ........................     7,984,375
                                                       -----------
             Wholesale Distributors (1.8%)
 78,500      Grainger (W.W.), Inc. .................     3,709,126
                                                       -----------
             TOTAL COMMON STOCKS
             (Identified Cost $143,478,487) ........   196,351,819
                                                       -----------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                  VALUE
------------------------------------------------------------------
              SHORT-TERM INVESTMENT (2.3%)
              REPURCHASE AGREEMENT
$  4,732      The Bank of New York 5.00%
                due 08/02/99 (dated 07/30/99;
                proceeds $4,733,739) (a)
                (Identified Cost $4,731,767) .......    $  4,731,767
                                                        ------------
TOTAL INVESTMENTS
(Identified Cost $148,210,254) (b).........    99.3%     201,083,586

OTHER ASSETS IN EXCESS OF
LIABILITIES ...............................     0.7        1,357,445
                                              -----      -----------
NET ASSETS ................................   100.0%    $202,441,031
                                              =====     ============

------------------------
ADR       American Depository Receipt.
 *        Non-income producing security.
(a) Collateralized by $4,459,344 Government National Mortgage Assoc. 6.50% due 06/15/28 valued at $4,077,338 and $730,796 U.S. Treasury Note 6.50% due 10/15/06 valued at $760,420.

(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $55,724,391 and the aggregate gross unrealized depreciation is $2,851,059, resulting in net unrealized appreciation of $52,873,332.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
July 31, 1999

ASSETS:
Investments in securities, at value
  (identified cost $148,210,254).................................. $201,083,586
Receivable for:
   Shares of beneficial interest sold ............................    4,358,502
   Dividends .....................................................      170,691
Deferred organizational expenses .................................       10,176
Prepaid expenses and other assets ................................       97,891
                                                                   ------------
   TOTAL ASSETS ..................................................  205,720,846
                                                                   ------------
LIABILITIES:
Payable for:
   Shares of beneficial interest repurchased .....................    2,066,400
   Investments purchased .........................................      892,688
   Management fee ................................................      131,346
   Plan of distribution fee ......................................      129,662
Accrued expenses and other payables ..............................       59,719
                                                                   ------------
   TOTAL LIABILITIES .............................................    3,279,815
                                                                   ------------
   NET ASSETS .................................................... $202,441,031
                                                                   ============
COMPOSITION OF NET ASSETS:
Paid-in-capital .................................................. $135,577,506
Net unrealized appreciation ......................................   52,873,332
Accumulated undistributed net realized gain ......................   13,990,193
                                                                   ------------
   NET ASSETS .................................................... $202,441,031
                                                                   ============
CLASS A SHARES:
Net Assets .......................................................   $4,079,450
Shares Outstanding (unlimited authorized, $.01 par value).........      200,373
   NET ASSET VALUE PER SHARE .....................................       $20.36
                                                                         ======
   MAXIMUM OFFERING PRICE PER SHARE,
    (net asset value plus 5.54% of net asset value) ..............       $21.49
                                                                         ======
CLASS B SHARES:
Net Assets ....................................................... $194,763,303
Shares Outstanding (unlimited authorized, $.01 par value).........    9,690,075
   NET ASSET VALUE PER SHARE .....................................       $20.10
                                                                         ======
CLASS C SHARES:
Net Assets .......................................................   $1,608,779
Shares Outstanding (unlimited authorized, $.01 par value).........       79,957
   NET ASSET VALUE PER SHARE .....................................       $20.12
                                                                         ======
CLASS D SHARES:
Net Assets .......................................................   $1,989,499
Shares Outstanding (unlimited authorized, $.01 par value).........       97,256
   NET ASSET VALUE PER SHARE .....................................       $20.46
                                                                   ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF OPERATIONS
For the year ended July 31, 1999

NET INVESTMENT LOSS:
INCOME
Dividends (net of $16,189 foreign withholding tax).........  $  1,941,524
Interest ..................................................        82,050
                                                             ------------
   TOTAL INCOME ...........................................     2,023,574
                                                             ------------
EXPENSES
Plan of distribution fee (Class A shares) .................         4,996
Plan of distribution fee (Class B shares) .................     1,395,453
Plan of distribution fee (Class C shares) .................         5,667
Management fee ............................................       671,221
Investment advisory fee ...................................       447,480
Transfer agent fees and expenses ..........................       185,025
Investment management fee .................................       151,303
Shareholder reports and notices ...........................        88,654
Registration fees .........................................        73,731
Professional fees .........................................        65,411
Organizational expenses ...................................        30,328
Trustees' fees and expenses ...............................        26,722
Custodian fees ............................................        17,327
Other .....................................................        16,431
                                                             ------------
   TOTAL EXPENSES .........................................     3,179,749
                                                             ------------
   NET INVESTMENT LOSS ....................................    (1,156,175)
                                                             ------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain .........................................    14,349,364
Net change in unrealized appreciation .....................    26,980,524
                                                             ------------
   NET GAIN ...............................................    41,329,888
                                                             ------------
NET INCREASE ..............................................  $ 40,173,713
                                                             ============


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF CHANGES IN NET ASSETS

                                                          FOR THE YEAR    FOR THE YEAR
                                                             ENDED            ENDED
                                                         JULY 31, 1999    JULY 31, 1998
                                                        --------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss ...................................  $ (1,156,175)    $   (717,671)
Net realized gain .....................................    14,349,364       10,549,425
Net change in unrealized appreciation .................    26,980,524        1,702,988
                                                         ------------     ------------
   NET INCREASE .......................................    40,173,713       11,534,742
                                                         ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares ........................................       (78,538)          (7,061)
Class B shares ........................................    (8,017,342)      (9,224,024)
Class C shares ........................................       (36,827)         (24,164)
Class D shares ........................................          (597)            (712)
                                                         ------------     ------------
   TOTAL DISTRIBUTIONS ................................    (8,133,304)      (9,255,961)
                                                         ------------     ------------
Net increase from transactions in shares of beneficial
  interest ............................................    16,076,667       34,945,345
                                                         ------------     ------------
   NET INCREASE .......................................    48,117,076       37,224,126

NET ASSETS:
Beginning of period ...................................   154,323,955      117,099,829
                                                         ------------     ------------
   END OF PERIOD
   (Including undistributed net investment income of $0
   and $3,083, respectively)...........................  $202,441,031     $154,323,955
                                                         ============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST
NOTES TO FINANCIAL STATEMENTS July 31, 1999


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Total Return Trust (the "Fund"), formerly TCW/DW Total Return Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is high total return from capital growth and income. The Fund seeks to achieve its objective by investing primarily in equity and equity-related securities issued by domestic and foreign companies. The Fund was organized as a Massachusetts business trust on June 29, 1994 and commenced operations on November 30, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares, are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") or TCW Funds Management, Inc. (the "Sub-Advisor") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST
NOTES TO FINANCIAL STATEMENTS July 31, 1999, continued


valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.


C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are allocated directly to the respective class.


D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.


E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


F. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $127,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST
NOTES TO FINANCIAL STATEMENTS July 31, 1999, continued


2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to a new Investment Management Agreement that took effect June 28, 1999, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's Investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under a New Sub-Advisory Agreement that took effect June 28, 1999 between the Investment Manager and the Sub-Advisor, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

Prior to June 28, 1999, pursuant to a Management Agreement with Morgan Stanley Dean Witter Services Company Inc. (the "Former Manager"), the Fund paid the Former Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.45% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Management Agreement, the Manager maintained certain of the Fund's books and records and furnished, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and paid the salaries of all personnel, including officers of the Fund who were employees of the Manager. The Manager also bore the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Prior to June 28, 1999, pursuant to an Investment Advisory Agreement with the current Sub-Advisor, the Fund paid an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.30% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Investment Advisory Agreement, the Fund had retained the current Sub-Advisor to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The current Sub-Advisor obtained and evaluated such information and advice relating to the economy, securities markets, and specific securities as it considered necessary or useful to continuously manage the

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST
NOTES TO FINANCIAL STATEMENTS July 31, 1999, continued


assets of the Fund in a manner consistent with its investment objective. In addition, the current Sub-Advisor paid the salaries of all personnel, including officers of the Fund, who were employees of the current Sub-Advisor.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST
NOTES TO FINANCIAL STATEMENTS July 31, 1999, continued

Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $4,988,978 at July 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended July 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.66%, respectively.

The Distributor has informed the Fund that for the year ended July 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $315,135 and $911, respectively and received $5,300 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended July 31, 1999 aggregated $134,004,115 and $131,986,747, respectively.

For the year ended July 31, 1999, the Fund incurred brokerage commissions of $20,882 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $300.

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST
NOTES TO FINANCIAL STATEMENTS July 31, 1999, continued


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                     FOR THE YEAR                         FOR THE YEAR
                                                         ENDED                               ENDED
                                                     JULY 31, 1999                       JULY 31, 1998
                                           ---------------------------------   ----------------------------------
                                                SHARES           AMOUNT            SHARES            AMOUNT
                                           ---------------   ---------------   ---------------   ----------------
CLASS A SHARES
Sold  ..................................         262,041      $ 5,265,953           77,071         $  1,323,814
Reinvestment of distributions  .........           4,229           73,536              473                7,061
Redeemed  ..............................        (140,633)      (2,838,266)          (3,432)             (58,689)
                                                --------      -----------           ------         ------------
Net increase - Class A  ................         125,637        2,501,223           74,112            1,272,186
                                                --------      -----------           ------         ------------
CLASS B SHARES
Sold  ..................................       2,294,287       41,396,214        3,642,674           60,041,237
Reinvestment of distributions  .........         423,058        7,289,285          553,040            8,234,768
Redeemed  ..............................      (2,161,664)      37,861,050)      (2,117,176)          35,250,499)
                                              ----------      -----------       ----------         ------------
Net increase - Class B  ................         555,681       10,824,449        2,078,538           33,025,506
                                              ----------      -----------       ----------         ------------
CLASS C SHARES
Sold  ..................................          48,860          970,933           42,555              699,553
Reinvestment of distributions  .........           2,093           36,001            1,578               23,504
Redeemed  ..............................         (13,007)        (236,796)          (4,433)             (76,116)
                                              ----------      -----------       ----------         ------------
Net increase - Class C  ................          37,946          770,138           39,700              646,941
                                              ----------      -----------       ----------         ------------
CLASS D SHARES
Sold  ..................................          96,551        1,980,260               --                   --
Reinvestment of distributions  .........              34              597               47                  712
                                              ----------      -----------       ----------         ------------
Net increase - Class D  ................          96,585        1,980,857               47                  712
                                              ----------      -----------       ----------         ------------
Net increase in Fund  ..................         815,849      $16,076,667        2,192,397         $ 34,945,345
                                              ==========      ===========       ==========         ============


6. FEDERAL INCOME TAX STATUS

At July 31, 1999, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $1,156,175, accumulated undistributed net realized gain was credited $3,083 and net investment loss was credited $1,153,092.

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                              FOR THE PERIOD
                                                         FOR THE YEAR        FOR THE YEAR     JULY 28, 1997*
                                                             ENDED              ENDED            THROUGH
                                                         JULY 31, 1999      JULY 31, 1998     JULY 31, 1997
                                                      ------------------   ---------------   ---------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............          $16.78             $16.59            $16.07
                                                             ------             ------            ------
Income (loss) from investment operations:
 Net investment income (loss) .....................              --              (0.01)             0.01
 Net realized and unrealized gain .................            4.47               1.34              0.51
                                                             ------             ------            ------
Total income from investment operations ...........            4.47               1.33              0.52
                                                             ------             ------            ------
Less distributions from net realized gain .........           (0.89)             (1.14)               --
                                                             ------             ------            ------
Net asset value, end of period ....................          $20.36             $16.78            $16.59
                                                             ======             ======            ======
TOTAL RETURN+ .....................................           27.78%              8.94%             3.24%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................            1.30%(3)           1.31%             1.31%(2)
Net investment income (loss) ......................           (0.10)%(3)         (0.07)%            4.08%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........          $4,079             $1,254               $10
Portfolio turnover rate ...........................              79%                93%              198%

-------------
 *    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST
FINANCIAL HIGHLIGHTS, continued


                                                                 FOR THE YEAR ENDED JULY 31,
                                              ------------------------------------------------------------------
                                                    1999++            1998++         1997**           1996
                                              ------------------ --------------- -------------- ----------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ........        $16.68           $16.59         $12.00          $11.75
                                                     ------           ------         ------          ------
Income (loss) from investment operations:
 Net investment income (loss) ...............         (0.12)           (0.08)          0.04            0.15
 Net realized and unrealized gain ...........          4.43             1.31           5.81            0.80
                                                     ------           ------         ------          ------
Total income from investment operations .....          4.31             1.23           5.85            0.95
                                                     ------           ------         ------          ------
Less dividends and distributions from:
 Net investment income ......................            --               --          (0.06)          (0.21)
 Net realized gain ..........................         (0.89)           (1.14)         (1.20)          (0.49)
                                                     ------           ------         ------          ------
Total dividends and distributions ...........         (0.89)           (1.14)         (1.26)          (0.70)
                                                     ------           ------         ------          ------
Net asset value, end of period ..............        $20.10           $16.68         $16.59          $12.00
                                                     ======           ======         ======          ======
TOTAL RETURN+ ...............................         27.04 %           8.25 %        51.66%           8.23%

RATIOS TO AVERAGE NET ASSETS:
Expenses ....................................          1.90 %(4)        1.90 %         2.05%           1.98%(3)
Net investment income (loss) ................         (0.70)%(4)       (0.50)%         0.28%           1.30%(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .....      $194,763         $152,358       $117,041         $48,524
Portfolio turnover rate .....................            79 %             93 %          198%            261%

                                                 FOR THE PERIOD
                                               NOVEMBER 30, 1994*
                                                     THROUGH
                                                  JULY 31, 1995
                                             ---------------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ........       $10.00
                                                    ------
Income (loss) from investment operations:
 Net investment income (loss) ...............         0.21
 Net realized and unrealized gain ...........         1.68
                                                    ------
Total income from investment operations .....         1.89
                                                    ------
Less dividends and distributions from:
 Net investment income ......................        (0.14)
 Net realized gain ..........................           --
                                                    ------
Total dividends and distributions ...........        (0.14)
                                                    ------
Net asset value, end of period ..............       $11.75
                                                    ======
TOTAL RETURN+ ...............................        19.04%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ....................................         0.94%(2)(3)
Net investment income (loss) ................         3.19%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .....      $36,018
Portfolio turnover rate .....................           91%(1)

--------------
*     Commencement of operations.

** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.

++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)   Not annualized.

(2)   Annualized.

(3) If the Fund had borne all of its expenses that were reimbursed or waived by Morgan Stanley Dean Witter Services Company Inc. (the then current Manager) and TCW Funds Management Inc. (the then current Adviser), the above annualized expense and net investment income ratios would have been 2.21% and 1.07%, respectively, for the year ended July 31, 1996 and 2.66% and 1.47%, respectively, for the period ended July 31, 1995.

(4) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST
FINANCIAL HIGHLIGHTS, continued


                                                                                              FOR THE PERIOD
                                                         FOR THE YEAR        FOR THE YEAR     JULY 28, 1997*
                                                             ENDED              ENDED            THROUGH
                                                         JULY 31, 1999      JULY 31, 1998     JULY 31, 1997
------------------------------------------------------------------------------------------------------------
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............         $16.66             $16.59             $16.07
                                                            ------             ------             ------
Income (loss) from investment operations:
 Net investment income (loss) .....................          (0.09)             (0.12)              0.01
 Net realized and unrealized gain .................           4.44               1.33               0.51
                                                            ------             ------             ------
Total income from investment operations ...........           4.35               1.21               0.52
                                                            ------             ------             ------
Less distributions from net realized gain .........          (0.89)             (1.14)                --
                                                            ------             ------             ------
Net asset value, end of period ....................         $20.12             $16.66             $16.59
                                                            ======             ======             ======
TOTAL RETURN+ .....................................          27.33 %             8.12 %             3.24%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................           1.72 %(3)          2.06 %             2.06%(2)
Net investment income (loss) ......................          (0.52)%(3)         (0.70)%             2.75%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........         $1,609              $ 700                $38
Portfolio turnover rate ...........................             79 %               93 %              198%

--------------
*     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST
FINANCIAL HIGHLIGHTS, continued


                                                                                           FOR THE PERIOD
                                                        FOR THE YEAR      FOR THE YEAR     JULY 28, 1997*
                                                           ENDED             ENDED            THROUGH
                                                       JULY 31, 1999     JULY 31, 1998     JULY 31, 1997
                                                      ---------------   ---------------   ---------------
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............        $16.83           $16.59             $16.07
                                                           ------           ------             ------
Income (loss) from investment operations:
 Net investment income (loss) .....................          0.02             0.06               0.01
 Net realized and unrealized gain .................          4.50             1.32               0.51
                                                           ------           ------             ------
Total income from investment operations ...........          4.52             1.38               0.52
                                                           ------           ------             ------
Less distributions from net realized gain .........         (0.89)           (1.14)                --
                                                           ------           ------             ------
Net asset value, end of period ....................        $20.46           $16.83             $16.59
                                                           ======           ======             ======
TOTAL RETURN+ .....................................         28.08%            9.20%              3.24%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................          1.06%(3)         1.06%              1.06%(2)
Net investment income .............................          0.14%(3)         0.34%              4.33%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........        $1,990              $11                $10
Portfolio turnover rate ...........................            79%              93%               198%

--------------
*     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST
REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Total Return Trust (the "Fund"), formerly TCW/DW Total Return Trust, at July 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
September 10, 1999



                       1999 FEDERAL TAX NOTICE (unaudited)

    For the year ended July 31, 1999, the Fund paid to its shareholders $0.46 per share from long-term capital gains. For such period, 30.65% of the income paid qualified for the dividends received deduction available to corporations.

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





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


TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James A. Tilton
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


SUB-ADVISOR

TCW Funds Management, Inc.
865 South Figueroa Street, Suite 1800
Los Angeles, California 90017



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


MORGAN STANLEY
DEAN WITTER
TOTAL RETURN TRUST


[Graphic Omitted}


ANNUAL REPORT
JULY 31, 1999